Noncontrolling Interests and Redeemable Noncontrolling Interests - Schedule of Redeemable Noncontrolling Interest Attributable to Tax Equity Investors (Details) - Tax Equity Investors - USD ($)
$ in Thousands
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Noncontrolling Interest [Line Items]
Redeemable NCI attributable to Tax Equity Investors	$ 4,600	$ 0	$ 1,851
NCI attributable to Tax Equity Investors	$ 42,923	$ 104,868	$ 115,186